Note 5 - Loans Receivable - 10Q (Details) - Impaired Loans Interest Income (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Impaired loans with a valuation allowance:
Average Recorded Investment	$ 7,143	$ 6,432	$ 7,698	$ 7,941	$ 6,232	$ 13,946
Interest Income Recognized	2		7	49	158	70
Impaired loans without a valuation allowance:
Average Recorded Investment	6,525	20,177	10,388	21,991	21,292	36,168
Interest Income Recognized		78		316	360	645
Total impaired loans	13,668	26,609	18,086	29,932	27,524	50,114
Total impaired loans	2	78	7	365	518	715
Interest income recognized on a cash basis on impaired loans					203	320
One-to-Four-Family Residential [Member]
Impaired loans with a valuation allowance:
Average Recorded Investment	2,115	1,759	2,093	2,774
Interest Income Recognized	2		7
Impaired loans without a valuation allowance:
Average Recorded Investment	3,659	7,137	4,693	7,900
Interest Income Recognized		18		75
Multifamily Residential [Member]
Impaired loans with a valuation allowance:
Average Recorded Investment			857	564
Impaired loans without a valuation allowance:
Average Recorded Investment		1,873	865	3,173
Interest Income Recognized		42		49
Nonfarm Nonresidential [Member]
Impaired loans with a valuation allowance:
Average Recorded Investment	3,045	3,117	3,055	2,987
Interest Income Recognized				40
Impaired loans without a valuation allowance:
Average Recorded Investment	1,382	5,570	2,714	6,834
Interest Income Recognized		18		102
Construction and Land Development [Member]
Impaired loans with a valuation allowance:
Average Recorded Investment	1,977	1,366	1,592	1,514
Interest Income Recognized				9
Impaired loans without a valuation allowance:
Average Recorded Investment	1,453	5,327	2,076	3,784
Interest Income Recognized				89
Commercial Loan [Member]
Impaired loans with a valuation allowance:
Average Recorded Investment	1	190	96	95
Impaired loans without a valuation allowance:
Average Recorded Investment	26	212	24	245
Consumer Loan [Member]
Impaired loans with a valuation allowance:
Average Recorded Investment	5		5	7
Impaired loans without a valuation allowance:
Average Recorded Investment	5	58	16	55
Interest Income Recognized				1
Interest Income Based on Original Terms [Member]
Impaired loans without a valuation allowance:
Interest based on original terms	478	405	703	1,212
Interest Income Recognized on a Cash Basis on Impaired Loans [Member]
Impaired loans without a valuation allowance:
Interest income recognized on a cash basis on impaired loans				$ 203